Value-added tax receivable (Tables)	12 Months Ended
Apr. 30, 2026
Trade and other non-current receivables [Abstract]
Disclosure of value-added tax receivable [Table Text Block]
	April 30, 2026	April 30, 2025
	$	$
Total Value-added tax receivable	17,765	12,494
Less: non-current portion	17,765	1,420
Current portion	-	11,074